Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Cash Flows [Abstract]
Net cash provided by (used in) operating activities	$ 28,490	$ 62,197
Investing activities
Investments in equity securities	(10,000)	0
Payments related to upgrades, vessels and newbuildings	(8,844)	(153,304)
Distributions from associated companies	0	45
Proceeds from seller credit receivable	0	500
Proceeds from sale of marketable securities	0	224
Other investing activities, net	89	439
Net cash provided by (used in) investing activities	(18,755)	(152,096)
Financing activities
Proceeds from long-term debt	225,540	252,993
Repayment of long-term debt	(423,482)	(181,029)
Repayment of capital leases	(2,748)	(2,548)
Distributions to shareholders	(10,773)	(28,850)
Debt fees paid	(5,174)	(1,200)
Payments related to shares repurchases	(2,630)	0
Proceeds from share distributions	185	0
Net proceeds from share issuance	0	210
Net cash provided by (used in) financing activities	(219,082)	39,576
Net change in cash, cash equivalents and restricted cash	(209,347)	(50,323)
Cash, cash equivalents and restricted cash at beginning of period	372,604	371,984
Cash, cash equivalents and restricted cash at end of period	$ 163,257	$ 321,661